COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 33.3%
	FIXED INCOME - 33.3%
94,700	Counterpoint High Yield Trend ETF(a)	$ 2,059,725
11,558,332	iShares Broad USD High Yield Corporate Bond ETF	433,553,034
2,769,196	iShares iBoxx $ High Yield Corporate Bond ETF(a)	223,335,657
	TOTAL EXCHANGE-TRADED FUNDS (Cost $645,897,694)	658,948,416

	OPEN END FUNDS — 49.7%
	FIXED INCOME - 49.7%
1,000	BlackRock Floating Rate Income Portfolio, Institutional Class	9,600
5,000	Blackrock Series Fund V-BlackRock High Yield, Institutional Class	35,952
6,076,823	BrandywineGLOBAL Corporate Credit Fund, Institutional Class	63,806,645
9,653	BrandywineGLOBAL Corporate Credit Fund, Class I	101,448
8,841,684	BrandywineGLOBAL High Yield Fund, Class I	89,831,505
31,495,420	Eaton Vance Income Fund of Boston, Institutional Class	165,665,909
11,468	Federated Hermes Institutional High Yield Bond, Institutional Shares	103,555
1,000	Fidelity Advisor Floating Rate High Income Fund, Class I	9,160
9,315,750	Fidelity High Income Fund, Class Z	74,712,319
13,038	Fidelity High Income Fund, Class I	104,695
1,000	Goldman Sachs High Yield Floating Rate Fund, Institutional Class	8,720
11,112,149	Ivy High Income Fund, Class I	65,672,800
26,172,449	JPMorgan High Yield Fund, Class I	171,167,817
1,808	Lord Abbett Floating Rate Fund, Class I	14,609
1,000	Lord Abbett High Yield Fund, Class I	6,380
1,000	MainStay MacKay High Yield Corporate Bond Fund, Class I	5,230
1,000	Nuveen High Yield Fund, Institutional Class	8,860
5,000	PGIM High Yield Fund, Class Z	24,298
5,000	PIMCO High Yield Fund, Institutional Class	40,553
24,815,759	Principal High Yield Fund, Institutional Class	167,506,374
30,947,460	T Rowe Price High Yield Fund, Inc., Class I	185,375,283
5,000	Transamerica High Yield Bond, Class I	40,898
	TOTAL OPEN END FUNDS (Cost $964,126,623)	984,252,610

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 11.1%
	U.S. TREASURY BILLS — 11.1%
35,000,000	United States Treasury Bill(b),(e)	4.1800	07/31/25	$ 34,879,140
35,000,000	United States Treasury Bill(a),(b)	3.9450	03/19/26	34,012,024
150,000,000	United States Treasury Note	4.0000	03/31/30	151,400,392
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $219,189,059)			220,291,556

Shares
	SHORT-TERM INVESTMENTS — 14.4%
	COLLATERAL FOR SECURITIES LOANED - 11.5%
75,000,000	BlackRock Liquidity FedFund, Institutional Class, 4.35%(c),(d)			75,000,000
76,839,149	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.34%(c),(d)			76,839,149
75,000,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.35%(c),(d)			75,000,000
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $226,839,149)			226,839,149

	MONEY MARKET FUNDS - 2.9%
57,260,914	Goldman Sachs Financial Square Government Fund, Class FST, 4.18% (Cost $57,260,914)(d)			57,260,914

	TOTAL SHORT-TERM INVESTMENTS (Cost $284,100,063)			284,100,063

	TOTAL INVESTMENTS - 108.5% (Cost $2,113,313,439)			$ 2,147,592,645
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.5)%			(169,034,673)
	NET ASSETS - 100.0%			$ 1,978,557,972

ETF	- Exchange-Traded Fund

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $250,577,902.
(b)	Zero coupon bond. Rate shown is discount rate.
(c)	Security was purchased with cash received as collateral for securities on loan at June 30, 2025. Total collateral had a value of $226,839,149 at June 30, 2025. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a fair value of $27,997,372.
(d)	Rate disclosed is the seven day effective yield as of June 30, 2025.
(e)	All or a portion of this security is pledged as collateral for total return swaptions. As of June 30, 2025, the fair value of the pledged portion is 11,785,139.

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

CREDIT DEFAULT SWAP
		Payement	Buy/Sell	Fixed Rate	Maturity	Notional	Premiums		Unrealized
Description	Counterparty	Frequency	Protection	Received	Date	Amount	Paid (Received)	Value	Appreciation
CDX North American High Yield Index Version 1, Series 44 *	Wells Fargo	Quarterly	Sell	5.00%	6/20/2030	$ 348,000,000	$ 13,010,884	$ 26,093,388	$ 13,082,504

SWAPTIONS PURCHASED
			Exercise	Number Of	Expiration	Notional	Fair	Premiums	Unrealized
Description	Put/Call	Counterparty	Rate	Contracts	Date	Amount	Value	Paid	Appreciation/(Depreciation)
CDX North American High Yield Index Version 1, Series 44	Put	JP Morgan	101	100	7/16/2025	$ 100,000,000	$ 6,705	$ 2,100,000	$ (2,093,295)
CDX North American High Yield Index Version 1, Series 44	Put	Goldman Sachs	101	300	7/16/2025	$ 300,000,000	$ 20,115	$ 7,050,000	$ (7,029,885)
							$ 26,820	$ 9,150,000	$ (9,123,180)
SWAPTIONS WRITTEN
			Exercise	Number Of	Expiration	Notional	Fair	Premiums	Unrealized
Description	Put/Call	Counterparty	Rate	Contracts	Date	Amount	Value	Received	Appreciation/(Depreciation)
CDX North American High Yield Index Version 1, Series 44	Put	JP Morgan	93	(100)	7/16/2025	$ (100,000,000)	$ (127)	$ (620,000)	$ 619,873
CDX North American High Yield Index Version 1, Series 44	Put	Goldman Sachs	93	(300)	7/16/2025	$ (300,000,000)	$ (381)	$ (1,980,000)	$ 1,979,619
							$ (508)	$ (2,600,000)	$ 2,599,492

* The underlying holdings of this security can be found at https://www.spglobal.com/spdji/en/documents/index-news-and-announcements/CDX.NA.HY.44-V1.pdf

 3

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 28.4%
	AEROSPACE & DEFENSE - 0.7%
12,110	Astronics Corporation(a)	$ 405,443
1,776	Elbit Systems Ltd.	798,312
2,274	Howmet Aerospace, Inc.	423,260
17,439	Leonardo DRS, Inc.	810,564
1,651	Woodward, Inc.	404,644
		2,842,223
	APPAREL & TEXTILE PRODUCTS - 0.6%
42,614	Capri Holdings Ltd.(a)	754,268
6,432	Gildan Activewear, Inc.	316,712
61,386	Hanesbrands, Inc.(a)	281,148
4,977	On Holding A.G.(a)	259,053
2,562	Ralph Lauren Corporation	702,705
4,653	Tapestry, Inc.	408,580
		2,722,466
	ASSET MANAGEMENT - 0.5%
770	Ameriprise Financial, Inc.	410,972
38,751	Icahn Enterprises, L.P.	311,752
1,111	LPL Financial Holdings, Inc.	416,592
22,867	ODP Corporation (The)(a)	414,579
11,527	Victory Capital Holdings, Inc.	733,923
		2,287,818
	AUTOMOTIVE - 0.6%
43,179	Adient PLC(a)	840,264
41,515	Dana, Inc.	711,982
40,638	Garrett Motion, Inc.(a)	427,105
6,310	General Motors Company	310,515
14,305	Gentex Corporation	314,567
		2,604,433
	BANKING - 0.5%
5,338	Ameris Bancorp	345,369
9,327	Citizens Financial Group, Inc.	417,383
14,786	First Horizon Corporation	313,463
5,252	Pathward Financial, Inc.(b)	415,538
6,221	Synovus Financial Corporation	321,937

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 28.4% (Continued)
	BANKING - 0.5% (Continued)
8,752	Trustmark Corporation	$ 319,098
		2,132,788
	BEVERAGES - 0.1%
13,524	MGP Ingredients, Inc.	405,314

	CHEMICALS - 0.8%
5,685	Celanese Corporation	314,551
4,333	CF Industries Holdings, Inc.	398,636
27,583	Chemours Company (The)	315,825
1,510	Ecolab, Inc.	406,854
2,874	Hawkins, Inc.(b)	408,396
25,791	Huntsman Corporation	268,742
59,246	ICL Group Ltd.	407,613
867	Linde PLC	406,779
15,704	Olin Corporation	315,493
69,799	Tronox Holdings PLC, Class A(b)	353,881
		3,596,770
	COMMERCIAL SUPPORT SERVICES - 0.8%
35,339	AMN Healthcare Services, Inc.(a)	730,457
19,701	CoreCivic, Inc.(a)	415,100
17,207	GEO Group, Inc. (The)(a)	412,108
9,159	Heidrick & Struggles International, Inc.	419,116
46,450	Legalzoom.com, Inc.(a)	413,870
123,888	Vestis Corporation	709,878
6,706	Willdan Group, Inc.(a)	419,192
60,034	ZipRecruiter, Inc.(a)(b)	300,770
		3,820,491
	CONSUMER SERVICES - 0.3%
9,140	Carriage Services, Inc.	418,063
17,751	Lincoln Educational Services Corporation(a)	409,161
57,796	Udemy, Inc.(a)	406,306
		1,233,530
	CONTAINERS & PACKAGING - 0.2%
79,894	Ardagh Metal Packaging S.A.	341,946

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 28.4% (Continued)
	CONTAINERS & PACKAGING - 0.2% (Continued)
23,790	O-I Glass, Inc.(a)	$ 350,665
		692,611
	DIVERSIFIED INDUSTRIALS - 0.1%
2,591	ITT, Inc.	406,347

	E-COMMERCE DISCRETIONARY - 0.1%
83,129	RealReal, Inc. (The)(a)	398,188

	ELECTRIC UTILITIES - 0.5%
4,821	NRG Energy, Inc.	774,157
3,928	Vistra Corporation	761,286
89,822	XPLR Infrastructure, L.P.	736,540
		2,271,983
	ELECTRICAL EQUIPMENT - 0.7%
4,136	Amphenol Corporation, Class A	408,430
14,894	API Group Corporation(a)	760,338
1,912	Argan, Inc.	421,558
2,692	Belden, Inc.	311,734
3,881	Johnson Controls International PLC	409,911
672	Trane Technologies PLC	293,940
9,726	Vontier Corporation	358,889
		2,964,800
	ENGINEERING & CONSTRUCTION - 0.8%
788	Comfort Systems USA, Inc.	422,533
6,856	Frontdoor, Inc.(a)	404,093
70,615	IHS Holding Ltd.(a)	392,619
4,410	MasTec, Inc.(a)	751,596
5,218	Primoris Services Corporation	406,691
3,327	Sterling Infrastructure, Inc.(a)	767,639
8,315	Tutor Perini Corporation(a)	388,976
		3,534,147
	ENTERTAINMENT CONTENT - 0.1%
3,866	ROBLOX Corporation, Class A(a)	406,703

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 28.4% (Continued)
	FOOD - 0.2%
8,971	Darling Ingredients, Inc.(a)	$ 340,360
114,391	Krispy Kreme, Inc.(b)	332,878
		673,238
	GAS & WATER UTILITIES - 0.1%
16,796	Aris Water Solutions, Inc., Class A	397,225

	HEALTH CARE FACILITIES & SERVICES - 0.8%
32,428	Acadia Healthcare Company, Inc.(a)	735,791
2,071	IQVIA Holdings, Inc.(a)	326,369
98,955	Owens & Minor, Inc.(a)	900,491
52,586	Pediatrix Medical Group, Inc.(a)	754,609
42,889	Teladoc Health, Inc.(a)	373,563
1,773	Tenet Healthcare Corporation(a)	312,048
		3,402,871
	HEALTHCARE SERVICES - 0.1%
76,743	GoodRx Holdings, Inc.(a)	382,180

	HOME & OFFICE PRODUCTS - 0.4%
15,278	HNI Corporation	751,373
35,948	Leggett & Platt, Inc.	320,656
19,045	MillerKnoll, Inc.	369,854
32,194	Steelcase, Inc., Class A(b)	335,783
		1,777,666
	HOME CONSTRUCTION - 0.4%
1,975	Armstrong World Industries, Inc.	320,819
5,584	Griffon Corporation	404,114
36,088	Interface, Inc.(b)	755,322
2,756	M/I Homes, Inc.(a)	309,003
		1,789,258
	HOUSEHOLD PRODUCTS - 0.1%
155,851	Coty, Inc., Class A(a)	724,708
12,764	Helen of Troy Ltd.(a)	362,242
		1,086,950

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 28.4% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.1%
5,201	Mueller Industries, Inc.	$ 413,323

	INDUSTRIAL SUPPORT SERVICES - 0.1%
1,714	WESCO International, Inc.	317,433

	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
76,825	BGC Group, Inc., Class A	785,920
3,847	Nasdaq, Inc.	343,999
9,319	Virtu Financial, Inc., Class A	417,398
		1,547,317
	INSURANCE - 2.0%
2,025	Assurant, Inc.	399,917
4,653	Assured Guaranty Ltd.	405,276
3,961	Axis Capital Holdings Ltd.	411,231
7,557	Brighthouse Financial, Inc.(a)	406,340
19,199	CNO Financial Group, Inc.	740,697
13,115	Equitable Holdings, Inc.	735,752
100,239	Genworth Financial, Inc., Class A(a)	779,859
3,293	Globe Life, Inc.	409,287
2,691	HCI Group, Inc.	409,570
18,149	Heritage Insurance Holdings, Inc.(a)(b)	452,636
8,207	Jackson Financial, Inc., Class A	728,700
12,140	Lincoln National Corporation	420,044
11,100	Mercury General Corporation	747,474
8,810	MetLife, Inc.	708,500
2,565	Palomar Holdings, Inc.(a)	395,651
6,897	Skyward Specialty Insurance Group, Inc.(a)	398,578
5,084	Unum Group	410,584
		8,960,096
	INTERNET MEDIA & SERVICES - 0.4%
2,246	Airbnb, Inc., Class A(a)	297,236
10,591	Cargurus, Inc.(a)	354,481
29,557	EverQuote, Inc.(a)	714,688
2,028	Expedia Group, Inc.	342,083

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 28.4% (Continued)
	INTERNET MEDIA & SERVICES - 0.4% (Continued)
10,954	Groupon, Inc.(a)	$ 366,411
		2,074,899
	LEISURE FACILITIES & SERVICES - 0.9%
34,253	Accel Entertainment, Inc.(a)	403,158
36,879	Bloomin' Brands, Inc.(b)	317,528
5,142	Boyd Gaming Corporation	402,259
4,302	Brinker International, Inc.(a)	775,780
6,730	Cheesecake Factory, Inc. (The)(b)	421,702
13,694	Life Time Group Holdings, Inc.(a)	415,339
3,463	Light & Wonder, Inc.(a)(b)	333,348
28,069	Rush Street Interactive, Inc.(a)	418,228
39,990	Super Group SGHC Ltd.	438,690
		3,926,032
	LEISURE PRODUCTS - 0.2%
7,751	Polaris, Inc.(b)	315,078
52,922	Topgolf Callaway Brands Corporation(a)	426,022
		741,100
	MACHINERY - 0.5%
1,603	Curtiss-Wright Corporation	783,146
8,031	Enerpac Tool Group Corporation	325,737
2,130	ESCO Technologies, Inc.	408,683
3,938	Franklin Electric Company, Inc.	353,396
1,593	Lincoln Electric Holdings, Inc.	330,261
		2,201,223
	MEDICAL EQUIPMENT & DEVICES - 0.8%
78,249	10X Genomics, Inc., Class A(a)	906,124
476	ABIOMED, Inc. - CVR(a)(j)	486
1,717	Align Technology, Inc.(a)	325,080
23,549	Avanos Medical, Inc.(a)	288,240
25,297	Dentsply Sirona, Inc.(b)	401,716
33,819	Integra LifeSciences Holdings Corporation(a)	414,959
82,957	Neogen Corporation(a)	396,534
26,968	Orthofix Medical, Inc.(a)	300,693
2,656	Teleflex, Inc.	314,364

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 28.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.8% (Continued)
1,500	West Pharmaceutical Services, Inc.	$ 328,200
		3,676,396
	METALS & MINING - 1.0%
13,230	Alliance Resource Partners, L.P.	345,832
48,628	Centerra Gold, Inc.	350,608
39,945	Coeur Mining, Inc.(a)	353,913
38,374	Compass Minerals International, Inc.(a)	770,935
17,171	Eldorado Gold Corporation(a)	349,258
46,504	Hallador Energy Company(a)	736,158
1	Orla Mining Ltd.(a)	10
25,915	Pan American Silver Corporation	735,986
32,903	SSR Mining, Inc.(a)	419,184
39,511	SunCoke Energy, Inc.	339,399
		4,401,283
	OIL & GAS PRODUCERS - 1.6%
17,958	Antero Resources Corporation(a)	723,348
10,063	CNX Resources Corporation(a)(b)	338,922
27,697	Comstock Resources, Inc.(a)	766,377
5,585	EQT Corporation	325,717
13,942	Excelerate Energy, Inc., Class A	408,779
2,812	Expand Energy Corporation	328,835
3,664	Gulfport Energy Corporation(a)	737,087
1,868	Marathon Petroleum Corporation	310,293
127,437	New Fortress Energy, Inc.	423,091
17,883	Range Resources Corporation	727,302
2,347	Targa Resources Corporation	408,566
52,528	Vermilion Energy, Inc.	382,404
23,594	Vital Energy, Inc.(a)	379,627
26,452	World Kinect Corporation(b)	749,914
		7,010,262
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
30,026	Archrock, Inc.	745,546
65,646	ProPetro Holding Corporation(a)	391,907
14,762	Solaris Oilfield Infrastructure, Inc., Class A	417,617

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 28.4% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.5% (Continued)
22,384	TechnipFMC PLC	$ 770,904
		2,325,974
	REAL ESTATE SERVICES - 0.1%
38,268	eXp World Holdings, Inc.(b)	348,239

	RENEWABLE ENERGY - 0.3%
11,873	American Superconductor Corporation(a)	435,620
34,612	Canadian Solar, Inc.(a)(b)	382,116
71,086	Fluence Energy, Inc.(a)(b)	476,988
		1,294,724
	RETAIL - CONSUMER STAPLES - 0.1%
1,858	Sprouts Farmers Market, Inc.(a)	305,901

	RETAIL - DISCRETIONARY - 1.1%
1,648	AutoNation, Inc.(a)	327,375
7,629	Build-A-Bear Workshop, Inc.	393,351
19,405	Caleres, Inc.	237,129
1,023	Carvana Company(a)(b)	344,710
10,576	Gap, Inc. (The)	230,663
47,102	Hertz Global Holdings, Inc.(a)	321,707
1,323	Lowe's Companies, Inc.	293,534
17,488	National Vision Holdings, Inc.(a)	402,399
234,889	Petco Health & Wellness Company, Inc.(a)	664,735
4,499	Sonic Automotive, Inc., Class A(b)	359,605
5,888	Urban Outfitters, Inc.(a)	427,116
4,472	Williams-Sonoma, Inc.	730,590
		4,732,914
	SEMICONDUCTORS - 0.9%
11,131	Azenta, Inc.(a)(b)	342,612
3,053	Cirrus Logic, Inc.(a)	318,291
18,504	Cohu, Inc.(a)(b)	356,017
411	KLA Corporation	368,149
2,888	MACOM Technology Solutions Holdings, Inc.(a)	413,822
3,123	Onto Innovation, Inc.(a)	315,204

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 28.4% (Continued)
	SEMICONDUCTORS - 0.9% (Continued)
17,398	Ouster, Inc.(a)	$ 421,901
15,957	Photronics, Inc.(a)	300,470
2,106	QUALCOMM, Inc.	335,402
6,041	Rambus, Inc.(a)	386,745
2,722	Silicon Laboratories, Inc.(a)	401,114
		3,959,727
	SOFTWARE - 2.8%
39,764	AvePoint, Inc.(a)	767,843
4,182	CommVault Systems, Inc.(a)	729,048
53,457	DoubleVerify Holdings, Inc.(a)	800,250
970	Duolingo, Inc.(a)	397,719
46,392	Evolent Health, Inc., Class A(a)	522,374
7,782	Intapp, Inc.(a)	401,707
76,524	Jamf Holding Corporation(a)	727,743
21,758	Klaviyo, Inc.(a)	730,634
2,443	Monday.com Ltd.(a)	768,274
9,614	Nutanix, Inc., Class A(a)(b)	734,894
10,165	Oddity Tech Ltd.(a)(b)	767,153
25,131	OneSpan, Inc.	419,436
20,795	Paymentus Holdings, Inc.(a)	681,036
7,847	Pegasystems, Inc.	424,758
30,842	Rapid7, Inc.(a)	713,375
1,172	Salesforce, Inc.	319,593
1	SEMrush Holdings, Inc.(a)	9
19,461	Sprout Social, Inc., Class A(a)	406,930
2,713	Twilio, Inc., Class A(a)	337,389
98,792	Vimeo, Inc.(a)	399,120
48,266	Weave Communications, Inc.(a)	401,573
2,140	Wix.com Ltd.(a)	339,104
48,035	Yext, Inc.(a)	408,298
		12,198,260
	SPECIALTY FINANCE - 0.6%
6,332	AerCap Holdings N.V.	740,844
1,114	American Express Company	355,344

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 28.4% (Continued)
	SPECIALTY FINANCE - 0.6% (Continued)
22,671	Chimera Investment Corporation	$ 314,447
10,856	Enact Holdings, Inc.	403,300
6,669	First American Financial Corporation	409,410
30,454	Flywire Corporation(a)	356,312
		2,579,657
	STEEL - 0.2%
3,915	ATI, Inc.(a)	338,021
22,935	Mechel PJSC - ADR(a)(j)	–
2,712	Nucor Corporation	351,313
2,645	Steel Dynamics, Inc.	338,586
		1,027,920
	TECHNOLOGY HARDWARE - 2.1%
19,871	A10 Networks, Inc.	384,504
38,834	ADTRAN Holdings, Inc.(a)	348,341
3,135	Arista Networks, Inc.(a)	320,742
23,846	Arlo Technologies, Inc.(a)	404,428
4,637	Cisco Systems, Inc.	321,715
54,139	CommScope Holding Company, Inc.(a)	448,271
33,602	Corsair Gaming, Inc.(a)	316,867
4,390	Credo Technology Group Holding Ltd.(a)	406,470
6,913	Diebold Nixdorf, Inc.(a)	382,980
4,037	Dolby Laboratories, Inc., Class A	299,788
43,604	Extreme Networks, Inc.(a)	782,692
6,993	Flex Ltd.(a)(b)	349,091
1,864	Jabil, Inc.	406,538
17,425	Knowles Corporation(a)	307,029
4,341	Lumentum Holdings, Inc.(a)	412,655
37,929	Pitney Bowes, Inc.(b)	413,805
5,201	Pure Storage, Inc., Class A(a)	299,474
3,004	Seagate Technology Holdings PLC	433,567
29,097	Sonos, Inc.(a)	314,539
21,570	TTM Technologies, Inc.(a)	880,487
147,045	Xerox Holdings Corporation(b)	774,927
		9,008,910

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 28.4% (Continued)
	TECHNOLOGY SERVICES - 0.8%
5,678	Affirm Holdings, Inc., Class A(a)	$ 392,577
192	Fair Isaac Corporation(a)	350,968
2,991	Globant S.A.(a)(b)	271,702
38,345	Green Dot Corporation, Class A(a)	413,359
40,199	Pagaya Technologies Ltd.(a)	857,043
4,123	PayPal Holdings, Inc.(a)	306,421
16,816	Toast, Inc., Class A(a)	744,781
		3,336,851
	TELECOMMUNICATIONS - 0.1%
76,003	Lumen Technologies, Inc.(a)	332,893

	TOBACCO & CANNABIS - 0.1%
5,433	Turning Point Brands, Inc.	411,658

	TRANSPORTATION & LOGISTICS - 0.9%
12,371	Bristow Group, Inc.(a)	407,872
4,636	Danaos Corporation	399,809
28,497	Global Ship Lease, Inc.	749,756
10,453	Navios Maritime Partners, L.P.	393,869
2,573	Ryder System, Inc.	409,107
7,297	SkyWest, Inc.(a)	751,371
9,383	Southwest Airlines Company	304,385
20,034	Tsakos Energy Navigation Ltd.	384,452
25,853	ZIM Integrated Shipping Services Ltd.	415,975
		4,216,596
	TRANSPORTATION EQUIPMENT - 0.1%
9,041	REV Group, Inc.	430,261

	WHOLESALE - CONSUMER STAPLES - 0.2%
28,628	United Natural Foods, Inc.(a)	667,319

	TOTAL COMMON STOCKS (Cost $116,283,569)	124,277,168

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 22.5%
	EQUITY - 22.5%
1,238,916	Counterpoint Quantitative Equity ETF(c)					$ 46,069,959
84,341	iShares Core S&P 500 ETF					52,367,327
	TOTAL EXCHANGE-TRADED FUNDS (Cost $89,397,180)					98,437,286

Principal Amount ($)				Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 24.8%
	U.S. TREASURY BILLS — 24.8%
100,000	United States Treasury Bill(d)			4.000	07/29/25	99,677
10,000,000	United States Treasury Bill(d),(i)			4.265	08/21/25	9,939,161
50,000,000	United States Treasury Bill(d),(i)			4.195	09/25/25	49,498,886
50,000,000	United States Treasury Bill(d)			4.150	12/11/25	49,069,825
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $108,618,119)					108,607,549

Shares
	SHORT-TERM INVESTMENTS — 16.3%
	COLLATERAL FOR SECURITIES LOANED - 0.5%
500,000	BlackRock Liquidity FedFund, Institutional Class, 4.35%(e),(f)					500,000
109,476	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, Institutional Class, 4.34%(e),(f)					109,476
1,397,498	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.35%(e),(f)					1,397,498
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,006,974)					2,006,974

	MONEY MARKET FUNDS - 15.8%
69,148,837	Fidelity Treasury Portfolio, Class I, 4.17% (Cost $69,148,837)(f)					69,148,837

	TOTAL SHORT-TERM INVESTMENTS (Cost $71,155,811)					71,155,811

Contracts(g)
	FUTURE OPTIONS PURCHASED - 0.6%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.6%
44	S&P Emini 2nd Week Future	Goldman Sachs	07/11/2025	$ 5,970	$ 13,740,100	$ 634,150

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Contracts(g)
	FUTURE OPTIONS PURCHASED - 0.6% (Continued)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
CALL OPTIONS PURCHASED - 0.6% (Continued)
153	S&P Emini 2nd Week Future	Goldman Sachs	07/11/2025	$ 6,025	$ 47,778,075	$ 1,805,400
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $1,217,941)					2,439,550

	TOTAL INVESTMENTS - 92.6% (Cost $386,672,620)					$ 404,917,364
	OTHER ASSETS IN EXCESS OF LIABILITIES- 7.4%					32,206,432
	NET ASSETS - 100.0%					$ 437,123,796

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Counterparty	Expiration	Notional Amount(h)	Value and Unrealized Appreciation
434	CME E-Mini Standard & Poor's 500 Index Future		Goldman Sachs	09/22/2025	$ 135,706,375	$ 4,73,684
TOTAL FUTURES CONTRACTS

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
L.P.	- Limited Partnership
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $6,773,345.
(c)	Affiliated investment.
(d)	Zero coupon bond. Rate shown is discount rate.
(e)	Security was purchased with cash received as collateral for securities on loan at June 30, 2025. Total collateral had a value of $2,006,974 at June 30, 2025. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a fair value of $4,796,893.
(f)	Rate disclosed is the seven day effective yield as of June 30, 2025.
(g)	Each contract is equivalent to one futures contract.
(h)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(i)	All or a portion of this security is pledged as collateral for total return swaps. As of June 30, 2025, the fair value of the pledged portion is 29,738,716.
(j)	The fair value of this security has been determined in good faith pursuant to valuation policies established by the Board of Trustees.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

TOTAL RETURN SWAPS
	Payment				Number Of	Maturity	Notional	Upfront	Unrealized
Description/Received	Frequency	Currency	Rate Paid*	Counterparty	Contracts	Date	Amount	Payments/Receipts	Appreciation/(Depreciation)
JP Morgan International Long/Short Index Basket**	Maturity	USD	1.22%	JP Morgan	625,900	8/12/2025	$ 67,457,614	$ -	$ 7,117,120
JP Morgan International Long/Short Index Basket 2**	Maturity	USD	1.27%	JP Morgan	946,400	8/12/2025	95,649,980	-	3,595,770
JP Morgan International Long/Short Index Basket 3**	Maturity	USD	0.60%	JP Morgan	865,300	8/12/2025	88,341,905	-	6,276,054
JP Morgan International Long/Short Index Basket 4**	Maturity	USD	1.42%	JP Morgan	304,000	12/31/2025	30,718,561	-	429,978
JP Morgan U.S. Long/Short Index Basket**	Maturity	USD	1.27%	JP Morgan	393,000	8/12/2025	38,356,951	-	(1,465,373)
JP Morgan U.S. Long/Short Index Basket 2**	Maturity	USD	1.19%	JP Morgan	180,600	8/12/2025	18,081,450	-	(575,007)
JP Morgan U.S. Long/Short Index Basket 3**	Maturity	USD	1.22%	JP Morgan	359,000	12/31/2025	35,576,024	-	(3,019,320)
Morgan Stanley International Counterpoint Index	Maturity	USD	1.18%	Morgan Stanley	85,000	4/8/2026	8,500,000	-	(68,000)
Morgan Stanley U.S. Counterpoint Index	Maturity	USD	1.60%	Morgan Stanley	85,000	4/8/2026	8,500,000	-	(1,700)
SPDR S&P 500 ETF TRUST	Monthly	USD	OBFR + 0.40%	JP Morgan	98,548	6/2/2028	58,319,443	-	2,568,439
									14,857,961

	Payment				Number Of	Maturity	Notional	Upfront	Unrealized
Description/Paid	Frequency	Currency	Rate Received*	Counterparty	Contracts	Date	Amount	Payments/Receipts	Appreciation/(Depreciation)
JP Morgan U.S. Short Index Basket**	Maturity	USD	OBFR - 0.72%	JP Morgan	595,486	8/13/2025	55,860,562	-	(4,918,617)
JP Morgan U.S. Short Index Basket 2**	Maturity	USD	OBFR - 0.56%	JP Morgan	783,326	8/13/2025	71,439,807	-	(6,420,067)
									$ (11,338,684)

									$ 3,519,277
OBFR - Overnight Bank Funding Rate
* Rate shown is the all in weighted rate as of June 30, 2025.
** The underlying holdings of this security can be found at https://counterpointfunds.com/tactical-equity-fund/

COUNTERPOINT TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares						Fair Value
	OPEN END FUNDS — 12.9%
	FIXED INCOME - 12.9%
291,416	AB High Income Municipal Portfolio, Advisor Class					$ 2,908,334
100	American Century High-Yield Municipal Fund, Class I					853
100	American High-Income Municipal Bond Fund, Class F-3					1,492
100	Delaware National High-Yield Municipal Bond Fund, Institutional Class					977
100	Eaton Vance High Yield Municipal Income Fund, Class I					786
100	Franklin High Yield Tax-Free Income Fund, Advisor Class					871
862,343	Goldman Sachs High Yield Municipal Fund, Institutional Class					7,700,721
100	Invesco AMT-Free Municipal Fund, Class Y					656
1,098,054	Invesco Rochester Municipal Opportunities Fund, Class Y					7,137,350
1,344,359	Nuveen High Yield Municipal Bond Fund, Class I					18,847,907
100	PGIM Muni High Income Fund, Class Z					917
120,192	PIMCO High Yield Municipal Bond Fund, Institutional Class					987,981
52,247	Russell Tax Exempt High Yield Bond Fund, Class S					500,000
100	T Rowe Price Tax-Free High Yield Fund, Inc., Class I					1,078
	TOTAL OPEN END FUNDS (Cost $39,929,409)					38,089,923

	SHORT-TERM INVESTMENTS — 86.9%
	MONEY MARKET FUNDS - 86.9%
255,405,036	BlackRock Liquidity Funds MuniCash, Institutional Class, 2.35% (Cost $255,430,577)(a)					255,430,577

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.0% (c)	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.0%(c)
100	U.S. Long Bond Future	Wells Fargo	07/25/2025	$ 113	$ 11,515,000	$ 46,875
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $169,032)

	TOTAL INVESTMENTS - 99.8% (Cost $295,529,018)					$ 293,567,375
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%					662,965
	NET ASSETS - 100.0%					$ 294,230,340

(a)	Rate disclosed is the seven day effective yield as of June 30, 2025.
(b)	Each contract is equivalent to one futures contract.
(c)	Percentage rounds to less than 0.1%.

COUNTERPOINT TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

SWAPTIONS PURCHASED
			Exercise	Number Of	Expiration	Notional	Fair	Premiums	Unrealized
Description	Put/Call	Counterparty	Rate	Contracts	Date	Amount	Value	Paid	Depreciation
CDX North Amergican High Yield Index Version 1 Series 43	Put	JP Morgan	105	16	7/16/2025	$ 16,000,000	$ 128,562	$ 224,000	$ (95,438)